Related Party Transactions - Summary of Significant Transactions with Related Parties (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	₨ 8,576	$ 114	₨ 9,184	₨ 12,005
Purchases of goods/services related party transactions	648	9	4,045	6,712
Interest income /guarantee commission/ (Finance costs)	423	6	394	350
Management and brand fees expenses	5,257	70	3,389	3,447
Long Term Incentive Plan (Recovery)	(6)	0	148	530
Contribution to Post retirement employee benefit trust	1,117	15	714	708
Remuneration to relatives of KMP	169	2	151	71
Directors' remuneration expense, commission/ sitting fees to independent directors	42	1	42	35
Directors remuneration expense commission sitting fees to key management personnel	40	1	10	2
Directors remuneration expense commission sitting fees to relatives of key management personnel	3	0	3	4
Directors remuneration expense dividend to holding companies	7,267	96	35,126	39,506
Directors' remuneration expense, dividend to key management personnel	0	0	0	0
Directors remuneration expense dividend to relatives of key management personnel	1	0	4	4
Dividend Income	56	1	162	85
(Recovery of)/Reimbursement to / for other expenses	480	6	(21)	105
Outsourcing Service Income	30	0	30	33
Loan given/(repaid)	(3)	0	(15)	0
Financial guarantee given / (taken)	2	0	(8,048)	344
Financial guarantee relinquished	255	3	9,259	350,149
Corporate social responsibility expenditure/ donation	1,110	15	1,329	1,048
Investments made/(redeemed)	(44,847)	$ (595)	(1,992)	(1,122)
Related Party Transactions, Purchase of Investments			38,124
Entities With Joint Control Or Significant Influence Over Entity And Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	8,554		9,184	12,005
Purchases of goods/services related party transactions	581		4,036	6,712
Interest income /guarantee commission/ (Finance costs)	423		394	350
Management and brand fees expenses	5,257		3,389	3,447
Long Term Incentive Plan (Recovery)	(4)		148	530
Contribution to Post retirement employee benefit trust	0		0	0
Remuneration to relatives of KMP	0		0	0
Directors' remuneration expense, commission/ sitting fees to independent directors	0		0	0
Directors remuneration expense commission sitting fees to key management personnel	0		0	0
Directors remuneration expense commission sitting fees to relatives of key management personnel	0		0	0
Directors remuneration expense dividend to holding companies	7,267		35,126	39,506
Directors' remuneration expense, dividend to key management personnel	0		0	0
Directors remuneration expense dividend to relatives of key management personnel	0		0	0
Dividend Income	17		162	85
(Recovery of)/Reimbursement to / for other expenses	479		(21)	105
Outsourcing Service Income	30		30	33
Loan given/(repaid)	0		0	0
Financial guarantee given / (taken)	0		(8,735)	0
Financial guarantee relinquished	0		8,735	350,149
Corporate social responsibility expenditure/ donation	0		0	0
Investments made/(redeemed)	(44,847)		(1,992)	(1,118)
Related Party Transactions, Purchase of Investments			38,124
Associates Or Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	0		0	0
Purchases of goods/services related party transactions	0		0	0
Interest income /guarantee commission/ (Finance costs)	0		0	0
Management and brand fees expenses	0		0	0
Long Term Incentive Plan (Recovery)	0		0	0
Contribution to Post retirement employee benefit trust	0		0	0
Remuneration to relatives of KMP	0		0	0
Directors' remuneration expense, commission/ sitting fees to independent directors	0		0	0
Directors remuneration expense commission sitting fees to key management personnel	0		0	0
Directors remuneration expense commission sitting fees to relatives of key management personnel	0		0	0
Directors remuneration expense dividend to holding companies	0		0	0
Directors' remuneration expense, dividend to key management personnel	0		0	0
Directors remuneration expense dividend to relatives of key management personnel	0		0	0
Dividend Income	0		0	0
(Recovery of)/Reimbursement to / for other expenses	0		0	0
Outsourcing Service Income	0		0	0
Loan given/(repaid)	(3)		(15)	0
Financial guarantee given / (taken)	0		0	0
Financial guarantee relinquished	0		0	0
Corporate social responsibility expenditure/ donation	0		0	0
Investments made/(redeemed)	0		0	0
Related Party Transactions, Purchase of Investments			0
Other related parties [member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods related party transactions	22		0	0
Purchases of goods/services related party transactions	67		9	0
Interest income /guarantee commission/ (Finance costs)	0		0	0
Management and brand fees expenses	0		0	0
Long Term Incentive Plan (Recovery)	(2)		0	0
Contribution to Post retirement employee benefit trust	1,117		714	708
Remuneration to relatives of KMP	169		151	71
Directors' remuneration expense, commission/ sitting fees to independent directors	42		42	35
Directors remuneration expense commission sitting fees to key management personnel	40		10	2
Directors remuneration expense commission sitting fees to relatives of key management personnel	3		3	4
Directors remuneration expense dividend to holding companies	0		0	0
Directors' remuneration expense, dividend to key management personnel	0		0	0
Directors remuneration expense dividend to relatives of key management personnel	1		4	4
Dividend Income	39		0	0
(Recovery of)/Reimbursement to / for other expenses	1		0	0
Outsourcing Service Income	0		0	0
Loan given/(repaid)	0		0	0
Financial guarantee given / (taken)	2		687	344
Financial guarantee relinquished	255		524	0
Corporate social responsibility expenditure/ donation	1,110		1,329	1,048
Investments made/(redeemed)	₨ 0		0	₨ (4)
Related Party Transactions, Purchase of Investments			₨ 0